PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT - ISSUED BY
                         PHOENIX LIFE INSURANCE COMPANY
                            The Phoenix Edge - VA NY

            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT - ISSUED BY
                         PHOENIX LIFE INSURANCE COMPANY
           Corporate Edge                           Joint Edge
             Estate Edge                          Individual Edge
              Flex Edge                          The Phoenix Edge
          Flex Edge Success                   The Phoenix Edge - SPVL

                  PHL VARIABLE ACCUMULATION ACCOUNT - ISSUED BY
                         PHL VARIABLE INSURANCE COMPANY
          The Phoenix Edge - VA              Retirement Planner's Edge
              Premium Edge                     Phoenix Income Choice

      PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT - ISSUED BY
                        PHOENIX LIFE AND ANNUITY COMPANY
                              Executive Benefit VUL


                           SUPPLEMENT TO PROSPECTUSES

The following changes are to our lineup of variable annuity and variable universal life products, effective as of September 1, 2006:

1.  Fund Name Changes

The funds'/series' investment objectives will remain the same. The fees and expenses associated with the series will not increase because of these changes.

    -----------------------------------------------------------------------------------------------------------------
                          OLD NAME                                                   NEW NAME
    -----------------------------------------------------------------------------------------------------------------
     Phoenix-Alliance/Bernstein Enhanced Index Series          Phoenix-Van Kampen Equity 500 Index Series
    -----------------------------------------------------     -------------------------------------------------------
     Rydex Variable Trust Juno Fund                            Rydex Variable Trust Inverse Government Long Bond
    -----------------------------------------------------     -------------------------------------------------------

2.   Subadvisor Change

Morgan Stanley Investment Management Inc. will replace AllianceBernstein L.P. as subadvisor for the newly renamed Phoenix-Van Kampen Equity 500 Index Series. The series' investment objectives will remain the same and the fees and expenses associated with the series will not increase because of this change.

3.  Fund Principal Investment Strategy

    -----------------------------------------------------------------------------------------------------------------
                          OLD NAME                                                   NEW NAME
    -----------------------------------------------------------------------------------------------------------------
     Phoenix-Alliance/Bernstein Enhanced Index Series          Phoenix-Van Kampen Equity 500 Index Series
    -----------------------------------------------------     -------------------------------------------------------

The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved that the principal investment strategy of the Phoenix-Alliance Bernstein Enhanced Index Series be changed from "Enhanced Index Strategy" where the subadvisor evaluates each of the economic sectors reflected in the S&P 500 to "Equity 500 Index Strategy" where the subadvisor passively manages the series' assets by investing in securities in approximately the same proportions they are represented in the S&P 500 Index. The series' investment objective will remain the same. The fees and expenses associated with the series will not increase because of this change.

4.   Fund Expense Caps

Effective September 1, 2006, the advisors have contractually agreed to reimburse expenses of the Fund, to the extent such expenses exceed the operating expenses of the series' average net assets (the "expense caps") until April 30, 2008. PLEASE REPLACE THE ANNUAL FUND EXPENSE CHART IN YOUR PROSPECTUS WITH THE SUPPLEMENT INSERT ENCLOSED.

TF899

The following changes are to our lineup of variable annuity and variable universal life products, effective on or about October 23-27, 2006:

1.   Fund Name Changes

The Board of Trustees of the Fund has approved name changes for the following series. The funds' investment objectives, fees and expenses associated with the series will not increase because of these changes. We expect these changes to be effective on or about October 23, 2006.

     ----------------------------------------------------------------------------------------------------------------
                             OLD NAME                                                  NEW NAME
     ----------------------------------------------------------------------------------------------------------------
     Phoenix-Engemann Growth and Income Series                    Phoenix Growth and Income Series
     ---------------------------------------------------------    ---------------------------------------------------
     Phoenix-Engemann Strategic Allocation Series                 Phoenix Strategic Allocation Series
     ---------------------------------------------------------    ---------------------------------------------------
     Phoenix-Goodwin Money Market Series                          Phoenix Money Market Series
     ---------------------------------------------------------    ---------------------------------------------------
     Phoenix-Goodwin Multi-Sector Fixed Income Series             Phoenix Multi-Sector Fixed Income Series
     ---------------------------------------------------------    ---------------------------------------------------
     Phoenix-Goodwin Multi-Sector Short Term Bond Series          Phoenix Multi-Sector Short Term Bond Series
     ---------------------------------------------------------    ---------------------------------------------------

2.   Fund Advisor and Subadvisor Changes

The Board of Trustees of the Fund has approved advisor and subadvisor changes for the following series. The fund's investment objectives, fees and expenses associated with the series will not increase because of these changes. We expect these changes to be effective on or about October 23, 2006.

       PHOENIX-ENGEMANN GROWTH AND INCOME SERIES (to be renamed, "Phoenix Growth and Income Series")
     --------------------------------------------------------------------------------------------------------------
                           OLD ADVISOR                                              NEW ADVISOR
     --------------------------------------------------------------------------------------------------------------
     Engemann Asset Management                                    Phoenix Investment Counsel, Inc.
     ---------------------------------------------------------    -------------------------------------------------

       PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES (to be renamed, "Phoenix Strategic Allocation Series")
     --------------------------------------------------------------------------------------------------------------
                          OLD SUBADVISOR                                           NEW SUBADVISOR
     --------------------------------------------------------------------------------------------------------------
     Engemann Asset Management                                    None - will be managed by the advisor, Phoenix
                                                                  Investment Counsel, Inc.
     ---------------------------------------------------------    -------------------------------------------------

3. Fund Mergers

The Board of Trustees of the Fund has approved Plans of Reorganization to merge eight series of the Fund into other existing series of the Fund. The fees and expenses associated with the series will not increase because of these changes. The Merging Series will be incorporated into the Acquiring Series as follows:

     --------------------------------------------------------------------------------------------------------------
                          MERGING SERIES                                          ACQUIRING SERIES
     --------------------------------------------------------------------------------------------------------------
     Phoenix-AIM Growth Series                                    Phoenix Capital Growth Series
     ---------------------------------------------------------    -------------------------------------------------
     Phoenix-Engemann Small-Cap Growth Series                     Phoenix-Alger Small-Cap Growth Series
     ---------------------------------------------------------    -------------------------------------------------
     Phoenix-Kayne Small-Cap Quality Value Series                 Phoenix-Alger Small-Cap Growth Series
     ---------------------------------------------------------    -------------------------------------------------
     Phoenix-Kayne Rising Dividends Series                        Phoenix Growth and Income Series
     ---------------------------------------------------------    -------------------------------------------------
     Phoenix-Lazard International Equity Select Series            Phoenix-Aberdeen International Series
     ---------------------------------------------------------    -------------------------------------------------
     Phoenix-Northern Dow 30 Series                               Phoenix-Van Kampen Equity 500 Index Series
     ---------------------------------------------------------    -------------------------------------------------
     Phoenix-Northern Nasdaq(R) 100 Series                        Phoenix-Van Kampen Equity 500 Index Series
     ---------------------------------------------------------    -------------------------------------------------
     Phoenix Strategic Theme Series                               Phoenix Mid-Cap Growth Series
     ---------------------------------------------------------    -------------------------------------------------

If shareholders approve the Plans of Reorganization, the Merging Series will transfer all or substantially all of their assets and liabilities to the corresponding Acquiring Series as shown above. In exchange, shareholders of the Merging Series will receive a proportional number of shares in the Acquiring Series. The shareholders of each Merging Series must approve the Plans of Reorganization before any transaction can take place. We expect these matters to be submitted for shareholder votes at Special Meetings of Shareholders to be held in October 2006. Those shareholders eligible to vote will receive voting instructions and information by mail. We expect these changes to be effective October 23 - 27, 2006.

Date: September 20, 2006              Keep this supplement for future reference.




TF899

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

----------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                   Investment  12b-1 or      Other                    Contractual    Total Net
                                                   Management   Service    Operating   Total Annual  Reimbursements Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.61         -        0.29          0.90           N/A            N/A(1,2)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                            0.60         -        0.27          0.87           N/A            N/A(1,2,3)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                    0.72         -        0.31          1.03           N/A            N/A(1)
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *            0.85         -        0.06          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                               0.19         -        0.15          0.34         (0.06)           0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.60         -        0.38          0.98           N/A            N/A(5,22)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares    0.60         -        0.40          1.00           N/A            N/A(5,22)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   0.57        0.10      0.09          0.76           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio            0.57        0.10      0.13          0.80           N/A            N/A(7)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          0.57        0.10      0.10          0.77           N/A            N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        0.46        0.25      0.02          0.73           N/A            N/A(8)
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60        0.25      0.18          1.03           N/A            N/A(9)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           1.24        0.25      0.29          1.78           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      0.65        0.25      0.17          1.07         (0.05)           1.02(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund **              0.60        0.25      0.26          1.11         (0.01)           1.10(10)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       0.75        0.25      0.07          1.07           N/A            N/A(8,9)
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                0.75        0.25      0.22          1.22           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                   0.50         -        0.44          0.94         (0.04)           0.90(11,12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                0.48         -        0.41          0.89           N/A            N/A(12)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                    0.74         -        0.38          1.12           N/A            N/A(13)
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                1.15        0.25      0.70          2.10         (0.69)           1.41(14)
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                0.85        0.25      0.17          1.27         (0.02)           1.25(14)
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               0.64        0.25      0.02          0.91           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  0.63        0.25      0.04          0.92           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA              0.74        0.25      0.05          1.04           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          0.68         -        0.21          0.89           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          0.80         -        0.41          1.21         (0.11)           1.11(19)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         0.75         -        0.40          1.15         (0.05)           1.10(20)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  0.75         -        0.31          1.06         (0.01)           1.05(19)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              0.75         -        0.39          1.14         (0.14)           1.00(18)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  0.85         -        0.80          1.65         (0.65)           1.00(16)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series    0.75         -        0.28          1.03           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              0.70         -        0.29          0.99         (0.14)           0.85(16)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               0.90         -        0.78          1.68         (0.43)           1.25(20)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           0.58         -        0.21          0.79           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    0.40         -        0.26          0.66         (0.01)           0.65(18)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       0.50         -        0.25          0.75           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series    0.50         -        0.48          0.98         (0.28)           0.70(17)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  0.70         -        0.82          1.52         (0.67)           0.85(16)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           0.90         -        1.09          1.99         (0.94)           1.05(16)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                   Investment  12b-1 or      Other                    Contractual    Total Net
                                                   Management   Service    Operating   Total Annual  Reimbursements Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series      0.90         -        0.30          1.20          (0.15)          1.05(16)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         0.35         -        0.64          0.99          (0.39)          0.60(18)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            0.35         -        0.76          1.11          (0.51)          0.60(18)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.29          0.94          (0.24)          0.97(15)
Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth    0.40        0.25      0.27          0.92          (0.22)          0.95(15)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.69          1.34          (0.64)          0.90(15)
Moderate
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.34          0.99          (0.29)          0.93(15)
Moderate Growth
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         1.05         -        0.28          1.33          (0.03)          1.30(18)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       1.05         -        0.35          1.40          (0.10)          1.30(18)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     0.70         -        0.29          0.99          (0.04)          0.95(18)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series             0.45         -        0.27          0.72          (0.12)          0.60(16)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio       0.49        0.25      0.25          0.99           N/A            N/A(21)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                        0.25        0.25      0.25          0.75           N/A            N/A(21)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                       0.25        0.25      0.25          0.75           N/A            N/A(21)
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long           0.90         -        4.21          5.11           N/A            N/A
Bond Fund *
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                       0.75         -        0.78          1.53           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *            0.90         -        0.80          1.70           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio             0.46       0.35       0.32          1.13           N/A            N/A(22)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            0.99         -        0.33          1.32           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         0.95         -        0.18          1.13           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          0.85         -        0.12          0.97           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          0.90         -        0.05          0.95           N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006 ** Fund closed to new investment on October 29, 2001. See Appendix A in your prospectus for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.
(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.
(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.
(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.
(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio, and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.
(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.
(8)  The Fund administration fee is paid indirectly through the management fee.
(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.
(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.
(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.
(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.
(15) Other Expenses are estimated for the fiscal year ended December 31, 2006. Effective September 1, 2006, the advisor has contractually agreed to reimburse expenses of the Fund, to the extent that such expenses exceed the operating expenses of the series' average net asset (the "expense cap") to 0.05% until April 30, 2008. The figures shown above include estimated expense of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses are based upon the weighted average of the total annual operating expenses of such underlying funds, Total operating expenses of the underlying funds range from 0.15% to 0.50%. As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund and contract/policy owners, as investors in the series, indirectly assume a proportional share of these expenses. Investors may be able realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not receive the asset allocation services available in the series.
(16) Effective September 1, 2006, the advisor has contractually agreed to reimburse expenses of the Fund, to the extent that such expenses exceed the operating expenses of the series' average net asset (the "expense cap") to 0.15% until April 30, 2008.
(17) Effective September 1, 2006, the advisor has contractually agreed to reimburse expenses of the Fund, to the extent that such expenses exceed the operating expenses of the series' average net asset (the "expense cap") to 0.20% until April 30, 2008.
(18) Effective September 1, 2006, the advisor has contractually agreed to reimburse expenses of the Fund, to the extent that such expenses exceed the operating expenses of the series' average net asset (the "expense cap") to 0.25% until April 30, 2008.
(19) Effective September 1, 2006, the advisor has contractually agreed to reimburse expenses of the Fund, to the extent that such expenses exceed the operating expenses of the series' average net asset (the "expense cap") to 0.30% until April 30, 2008.
(20) Effective September 1, 2006, the advisor has contractually agreed to reimburse expenses of the Fund, to the extent that such expenses exceed the operating expenses of the series' average net asset (the "expense cap") to 0.35% until April 30, 2008.
(21) "Other Expenses" reflect an administrative fee of 0.25%.
(22) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

   -------------------------------------------------------------------------------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
   -------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II       (0.26)                   0.72(a)
   -------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75(a)
   -------------------------------------------------------------------------------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83(b)
   -------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.
(b) The adviser has voluntarily agreed to waive a portion or its entire management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.